Financial Instruments and Risk Management (Market Price Risk) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / oz
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value			$ 0.4
Gains (losses) on change in fair value of derivatives	$ 0.1
Unrealized gains		$ 0.4	0.3
Market risk [member]
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value		1000.00%
Impact on other comprehensive income		$ 0.8	3.5
Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value		10.00%
Impact on pre-tax earnings		$ 63.0	$ 54.3
Bottom of range [member] | Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz			1,146
Top of range [member] | Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz			1,349